Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net loss	$ (12,726,080)	$ (6,381,862)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on disposal of property, and equipment		3,082
Depreciation of property, and equipment	62,536	79,064
Deferred tax benefit	(1,143,595)	(1,378,700)
Share-based compensation expense	2,014,664	1,808,867
Changes in operating assets and liabilities:
Other assets and receivables		(1,534,700)
Real estate property completed		(312,163)
Real estate properties and land lots under development	(367,826)	(778,977)
Accounts payable	(7,553)
Other taxes payable	39,139	(13,914)
Other payables and accrued liabilities	8,559,773	2,257,051
Real estate property refund and compensation payables	1,433,737	1,517,110
Net Cash Used In Operating Activities	(2,135,205)	(4,735,142)
Cash Flows from Investing Activities:
Purchase of property and equipment	(1,851)	(11,733)
Proceeds from disposal of property and equipment		130
Effect of share exchange		505,782
Net Cash (Used In) Provided By Investing Activities	(1,851)	494,179
Cash Flows from Financing Activities:
Advances from related parties	2,201,144	4,874,761
Repayment of financial institution loans	(150,532)	(176,599)
Repayment to related parties	(361,843)
Net Cash Provided By Financing Activities	1,688,769	4,698,162
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(1,190)	(996)
Net (Decrease) Increase In Cash and Cash Equivalents	(449,477)	456,203
Cash and Cash Equivalents at Beginning of Year	512,569	56,366
Cash and Cash Equivalents at End of Year	63,092	512,569
Supplemental Cash Flow Information:
Cash paid for interest expenses		3,001,771
Cash paid for income tax
Supplemental Disclosure of Non-Cash Transaction:
Issuance of shares for the Armada transaction	10,000
Restricted shares issued for services	73,500	3,750,030
Forgiveness of loans from an owner		285,413,074
Issuance of convertible note		150,000,000
Reduction of convertible note		$ 75,000,000